Investment securities - Maturities (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 103,885	$ 75,326
Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	20,637
Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	48,437
Over 5 Years to 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	20,009
Over 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	14,352
No Specific Maturity
Maturities and weighted average yield of the Group's investment securities
Investment securities	450
Government and semi-government securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 84,569
Weighted average yield	3.60%
Government and semi-government securities | Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 17,166
Weighted average yield	3.70%
Government and semi-government securities | Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 33,349
Weighted average yield	2.80%
Government and semi-government securities | Over 5 Years to 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 19,702
Weighted average yield	3.70%
Government and semi-government securities | Over 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 14,352
Weighted average yield	5.00%
Other debt securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 18,866
Weighted average yield	5.20%
Other debt securities | Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 3,471
Weighted average yield	5.40%
Other debt securities | Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 15,088
Weighted average yield	5.20%
Other debt securities | Over 5 Years to 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 307
Weighted average yield	4.70%
Equity securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 450
Equity securities | No Specific Maturity
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 450